Deposits and Advances to Contractors	12 Months Ended
Dec. 31, 2020
Deposits and Advances to Contractors
Deposits and Advances to Contractors

13.   Deposits and Advances to Contractors

As at December 31, 2020, the Company has advances outstanding of $934 (December 31, 2019 – $12,164) to contractors related to the construction of the Lindero Mine. During the year ended December 31, 2020, the Company paid deposits to contractors of $4,729 (December 31, 2019 - $19,175) and applied $15,450 (December 31, 2019 - $50,650) against equipment delivered or services rendered. In addition, there was a balance of deposits of $509 transferred to accounts receivables.